Consolidated Statements of Shareholders' Equity - USD ($)	Preferred Shares	Common Shares	Treasury Stocks	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated Other comprehensive loss	Non-controlling interest	Total
Balance at Dec. 31, 2019		$ 153,992		$ (45,457)	$ 17,610,220	$ 6,189	$ (13,790,152)	$ (100,185)	$ 252,333	$ 4,086,940
Balance (in Shares) at Dec. 31, 2019		15,399,185
Issuance of ordinary shares pursuant to certain private placements		$ 280,000			19,520,000					19,800,000
Issuance of ordinary shares pursuant to certain private placements (in Shares)		28,000,000
Issuance of ordinary shares in exchange of bitcoin miners		$ 43,446			15,423,341					15,466,787
Issuance of ordinary shares in exchange of bitcoin miners (in Shares)		4,344,603
Net loss										(2,279,304)
Issuance of ordinary shares to service consultants		$ 3,000			453,000					456,000
Issuance of ordinary shares to service consultants (in Shares)		300,000
Disposition of peer-to-peer lending business and the car rental business				45,457	213,065	(6,189)			(252,333)
Net loss							(2,279,304)			(2,279,304)
Reclassified to net loss from discontinued operations, net of tax								100,185		100,185
Balance at Dec. 31, 2020		$ 480,438			53,219,626		(16,069,456)			37,630,608
Balance (in Shares) at Dec. 31, 2020		48,043,788
Balance (in Shares) at Dec. 31, 2020		48,043,788
Balance (in Shares) at Dec. 31, 2020		48,043,788
Balance (in Shares) at Dec. 31, 2020		48,043,788
Issuance of ordinary shares pursuant to certain private placements		$ 137,528			71,200,206					71,337,734
Issuance of ordinary shares pursuant to certain private placements (in Shares)		13,752,810
Issuance of ordinary shares pursuant to conversion of convertible notes		$ 2,797			1,277,203					1,280,000
Issuance of ordinary shares pursuant to conversion of convertible notes (in Shares)		279,662
Issuance of ordinary shares pursuant to direct offerings		$ 61,972			34,193,028					34,255,000
Issuance of ordinary shares pursuant to direct offerings (in Shares)		6,197,194
Share-based compensation in connection with issuance of ordinary shares		$ 1,802			1,444,296					1,446,098
Share-based compensation in connection with issuance of ordinary shares (in Shares)		180,232
Issuance of ordinary shares in connection with share-based compensation		$ 22,532			20,438,786					20,461,318
Issuance of ordinary shares in connection with share-based compensation (in Shares)		2,253,217
Exchange of ordinary share into preferred share	$ 9,050,000	$ (10,000)					(9,040,000)
Exchange of ordinary share into preferred share (in Shares)	1,000,000	(1,000,000)
Withholding of ordinary shares for payment of employee withholding taxes		$ (1,155)	(1,094,859)		1,096,014
Withholding of ordinary shares for payment of employee withholding taxes (in Shares)		(115,514)
Net loss										(1,009,952)
Net loss							(1,009,952)			(1,009,952)
Balance at Dec. 31, 2021										165,400,806
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389
Balance at Dec. 31, 2021	$ 9,050,000	$ 695,914	(1,094,859)		182,869,159		(26,119,408)			165,400,806
Balance at Dec. 31, 2021	$ 9,050,000	$ 695,914	(1,094,859)		182,869,159		(26,119,408)			165,400,806
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389
Balance at Dec. 31, 2021	$ 9,050,000	$ 695,914	(1,094,859)		182,869,159		(26,119,408)			165,400,806
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389
Balance at Dec. 31, 2021	$ 9,050,000	$ 695,914	(1,094,859)		182,869,159		(26,119,408)			165,400,806
Balance (in Shares) at Dec. 31, 2021	1,000,000	69,591,389
Withholding of ordinary shares for payment of employee withholding taxes		$ (145)	(76,820)		145					(76,820)
Withholding of ordinary shares for payment of employee withholding taxes (in Shares)		(14,472)
Share-based compensation in connection with issuance of ordinary shares to employees		$ 1,618			1,807,964					1,809,582
Share-based compensation in connection with issuance of ordinary shares to employees (in Shares)		161,768
Share-based compensation in connection with issuance of ordinary shares to consultants and director		$ 240			121,860					122,100
Share-based compensation in connection with issuance of ordinary shares to consultants and director (in Shares)		24,000
Share-based compensation in connection with issuance of share options to employees					326,712					326,712
Share-based compensation in connection with issuance of share options to employees (in Shares)
Share-based compensation in connection with issuance of ordinary shares for marketing services		$ 2,451			997,549					1,000,000
Share-based compensation in connection with issuance of ordinary shares for marketing services (in Shares)		245,098
Issuance of ordinary shares in connection with private placements with an institutional investor		$ 109,903			20,900,097					21,010,000
Issuance of ordinary shares in connection with private placements with an institutional investor (in Shares)		10,990,327
Issuance of ordinary shares in exchange of bitcoin miners		$ 14,875			5,622,657					5,637,532
Issuance of ordinary shares in exchange of bitcoin miners (in Shares)		1,487,473
Net loss							(105,296,603)			(105,296,603)
Balance at Dec. 31, 2022	$ 9,050,000	$ 824,856	$ (1,171,679)		$ 212,646,143		$ (131,416,011)			$ 89,933,309
Balance (in Shares) at Dec. 31, 2022	1,000,000	82,485,583